UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002
                                                       ------------------
        Check here if Amendment [ ]; Amendment Number:
                                                       ------------------

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Harrold J. McComas
Address    c/o Foley & Lardner
           777 East Wisconsin Avenue
           Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harrold J. McComas
Title:     n/a
Phone:     (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas             Milwaukee, Wisconsin         October 18, 2002
--------------------------       ------------------------       ----------------
       [Signature]                    [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     --------------------        ----

     28-3097                     Bank One Wisconsin Trust Company, N.A.
     28-2903                     Campbell Newman Asset Management, Inc.
     28-1526                     Fiduciary Management, Inc.
     28-6687                     U.S. Bancorp Asset Management, Inc.
     28-0274                     M&I Investment Management Corp.
     28-6695                     Northstar Capital Management, Inc.
     28-0290                     Northern Trust Corporation
     28-2353                     Scudder Kemper Investments
     28-1823                     Stein Roe & Farnham

                                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0
                                                        ------------

Form 13F Information Table Entry Total:                           26
                                                        ------------

Form 13F Information Table Value Total:                 $ 57,415,000
                                                        ------------
                                                         (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                   Form 13F INFORMATION TABLE

---------------------   ---------   -----------   ----------   ------------------   ----------   --------   -------------------
      Column 1          Column 2      Column 3     Column 4         Column  5        Column 6    Column 7        COLUMN 8
---------------------   ---------   -----------   ----------   ------------------   ----------   --------   -------------------
                                                                                                             Voting authority
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ---- -------- -----
                         Title                      Value      Shrs or  SH/  Put/   Investment    Other
   Name of issuer       of class        CUSIP      (x$1000)    prn amt  PRN  Call   Discretion   Managers   Sole   Shared  None
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
AMERICAN
INTERNATIONAL GROUP        COM      026874 10 7      957,000    17,500  SH            OTHER                        17,500
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
BANC ONE CORP              COM      06423A 10 3    1,646,000    44,000  SH            OTHER                        44,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
CITIGROUP, INC.            COM      172967101      1,305,000    44,000  SH            OTHER                        44,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
COCA COLA CO               COM      191216 10 0    3,866,000    80,600  SH            OTHER                        80,600
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
COLGATE PALMOLIVE CO       COM      194162 10 3    4,176,000    77,400  SH            OTHER                        77,400
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
EXXON MOBIL CORP.          COM      302316 10 2      423,000    11,400                                             11,400
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
FEDERAL NATIONAL
MORTGAGE                   COM      313586 10 9    1,905,000    32,000  SH            OTHER                        32,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
GENERAL ELEC CO            COM      369604 10 3    6,951,000   282,000  SH            OTHER                       282,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
GILLETTE CO                COM      365766 10 2      950,000    32,100  SH            OTHER                        32,100
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
J.P.MORGAN CHASE &
CO.                        COM      46625H 10 0    1,371,000    72,180  SH            OTHER                        72,180
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
JOHNSON & JOHNSON          COM      478160 10 4    5,765,000   106,600  SH            OTHER                       106,600
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
KIMBERLY CLARK CORP        COM      494368 10 3    2,039,000    36,000  SH            OTHER                        36,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
LOWES COS                  COM      548661 10 7      290,000     7,000  SH            OTHER                         7,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
MARSHALL & ILSLEY
CORP                       COM      571834 10 0    2,064,000    74,000  SH            OTHER                        74,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
MERCK & CO                 COM      589331 10 7    1,152,000    25,200  SH            OTHER                        25,200
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
NORTHERN TR CORP           COM      665859 10 4    3,674,000    97,400  SH            OTHER                        97,400
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
PFIZER INC                 COM      717081 10 3    4,408,000   151,900  SH            OTHER                       151,900
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
PROCTER & GAMBLE CO        COM      742718 10 9    4,380,000    49,000  SH            OTHER                        49,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
ROYAL DUTCH PET CO      NEW  YORK   780257 80 4      482,000    12,000  SH            OTHER                        12,000
                        1.25 GLDR
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
SCHERING PLOUGH CORP       COM      806605 10 1      853,000    40,000  SH            OTHER                        40,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
3 M COMPANY                COM      88579Y 10 1    2,617,000    23,800  SH            OTHER                        23,800
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
TRIBUNE CO.                COM      896047 10 7      227,000     7,000  SH            OTHER                         7,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
US BANCORP                 COM      902973 30 4    1,635,000    88,000  SH            OTHER                        88,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
UNITED PARCEL SERVICE      COM      911312 10 6      500,000     8,000  SH            OTHER                         8,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
VERIZON COMM               COM      92343V 10 4      494,000    18,000  SH            OTHER                        18,000
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----
WALGREEN CO.               COM      931422 10 9    3,285,000   106,800  SH            OTHER                       106,800
---------------------   ---------   -----------   ----------   -------  ---  ----   ----------   --------   ----  -------  ----